Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Total net benefit plan expense (income)
Total net benefit plan expense (income) associated with the Company's defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2012	2011	2010	2012		2011		2010

Service cost	$2.9	$3.1	$2.9	$	−	$	−	$	−
Interest cost	14.9	15.9	15.1		0.5		0.6		0.9
Expected return on plan assets	(17.9)	(18.2)	(15.8)		−		−		−
Amortization of prior service credits	(0.2)	–	–		(1.3)		(1.3)		(0.9)
Amortization of losses (gains)	5.9	5.8	6.7		(0.9)		(0.9)		(1.2)
Settlement loss	4.5	–	–		–		–		–
Other	1.5	0.3	–		−		−		−

Total net benefit plan expense (income)	$11.6	$6.9	$8.9		$(1.7)		$(1.6)		$(1.2)

Schedule of net periodic benefit cost not yet recognized
Included in accumulated other elements of comprehensive income (loss) at December 31, 2012 and 2011 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2013:

	December 31, 2012		December 31, 2011		Year Ending December 31, 2013
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Prior service credits	$0.5	$0.4	$0.7	$0.5	$(1.8)
Actuarial losses, net	(125.6)	(95.2)	(88.3)	(65.8)	8.3

Postretirement benefits:
Prior service credits	4.3	2.7	5.7	3.6	(1.1)
Actuarial gains	8.7	5.5	8.8	5.5	(1.0)

	$(112.1)	$(86.6)	$(73.1)	$(56.2)	$4.4

Schedule of changes in benefit obligations
The change in the projected benefit obligation associated with the Company's defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company's postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012	2011

Benefit obligation at beginning of year	$297.1	$282.4	$14.1	$15.6
Service cost	2.9	3.1	−	−
Interest cost	14.9	15.9	0.5	0.6
Plan participants' contributions	0.8	1.0	−	−
Actuarial losses (gains)	43.9	7.1	(0.9)	(0.7)
Exchange rate changes	13.9	(0.2)	−	−
Benefits and expenses paid from plan assets	(9.2)	(12.2)	(1.2)	(1.4)
Plan amendments	–	(0.7)	0.1	−
Settlements	(14.7)	–	–	–
Other	37.4	0.7	−	−

Benefit obligation at end of year	$387.0	$297.1	$12.6	$14.1

Schedule of changes in fair value of plan assets
The change in the plan assets associated with the Company's defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2012	2011	2012		2011

Fair value of plan assets at beginning of year	$275.9	$261.3	$	−	$	−
Actual return on plan assets	23.3	15.0		−		−
Company contributions	12.3	10.4		1.2		1.4
Plan participants' contributions	0.8	1.0		−		−
Exchange rate changes	12.7	0.1		−		−
Benefits and expenses paid from plan assets	(9.2)	(12.2)		(1.2)		(1.4)
Settlements	(14.7)	–		–		–
Other	16.6	–		–		–
Fair value of plan assets at end of year	$317.7	$275.9	$	−	$	−

Status of underfunded defined benefit pension and postretirement benefit plans
The status of the Company's underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
(dollars in millions)	2012	2011	2012	2011

Current	$(0.9)	$(0.2)	$(1.6)	$(1.9)
Non-current	(68.4)	(21.0)	(11.0)	(12.2)

Underfunded status at end of year	$(69.3)	$(21.2)	$(12.6)	$(14.1)

Schedule of actual asset investment allocations
Actual asset investment allocations for the Company's main defined benefit pension plan in the United Kingdom, which accounts for approximately 92% of total plan assets, were as follows:

	2012	2011	2010

U.K. plan:
Equity securities	54%	53%	54%
Fixed income debt securities, cash and other	46%	47%	46%

Schedule of fair values of plan assets
The fair values of the Company's pension plan assets by asset category at December 31, 2012 and 2011 were as follows:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2012	2011	2012	2011	2012	2011	2012	2011

Cash and cash equivalents	$1.6	$1.9	$–	$–	$–	$–	$1.6	$1.9
Equity securities:
U.S. equities	–	–	65.5	58.3	–	–	65.5	58.3
Non-U.S. equities	–	–	98.1	82.3	–	–	98.1	82.3
Bonds:
Non-U.S. government bonds	–	–	30.1	89.9	–	–	30.1	89.9
Non-U.S. corporate bonds	–	–	94.1	23.8	–	–	94.1	23.8
Alternative investments:
Insurance contracts	–	–	–	–	15.6	8.0	15.6	8.0
Real estate and other	–	–	–	–	12.7	11.7	12.7	11.7

Total assets	$1.6	$1.9	$287.8	$254.3	$28.3	$19.7	$317.7	$275.9

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011
Balance at beginning of the year	$19.7	$18.3
Purchases/sales, net	7.7	0.7
Actual return on plan assets	0.2	0.9
Currency impact	0.7	(0.2)

Balance at end of the year	$28.3	$19.7

Weighted-average assumptions associated with defined benefit pension and postretirement benefit plans
The weighted-average assumptions associated with the Company's defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	3.5%	4.1%	3.5%	4.1%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	1/1/2012	1/1/2011	1/1/2012	1/1/2011

Foreign plans:
Discount rate	5.0-5.75%	5.5%	–	–
Expected return on plan assets	4.75-6.5%	4.75-6.75%	–	–
Rate of compensation increase	3.0-4.25%	3.0-4.5%	–	–
Measurement date	1/1/2012	1/1/2011	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	2.75%	3.5%	2.75%	3.5%
Health care cost trend rate	–	–	8.0%	9.0%
Measurement date	12/31/2012	12/31/2011	12/31/2012	12/31/2011

Foreign plans:
Discount rate	2.25-6.75%	5.0-5.75%	–	–
Rate of compensation increase	3.0-4.5%	3.0-4.25%	–	–
Measurement date	12/31/2012	12/31/2011	–	–

Projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets
Amounts applicable to the Company's pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
	at December 31,		at December 31,
(dollars in millions)	2012	2011	2012	2011

Fair value of applicable plan assets	$312.3	$275.9	$18.4	$11.2
Projected benefit obligation of applicable plans	$381.5	$297.1	–	–
Accumulated benefit obligation of applicable plans	–	–	$53.5	$20.7

Future expected benefit payments
Future expected benefit payments are as follows:

(dollars in millions)	Pension Benefits	Postretirement Benefits

Year ending December 31:
2013	$11.6	$1.7
2014	$11.8	$1.5
2015	$12.1	$1.4
2016	$12.6	$1.3
2017	$13.0	$1.1
2018 - 2022	$72.9	$4.1